Risk Management Activities - Cash Flow Hedges (Details) - Foreign exchange forward contracts – foreign-denominated receipts/expenditures - Cash flow hedges - Currency risk $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	$ 71		$ 124
Derivative, notional amount purchased		$ 54		$ 95
Financial liabilities, at fair value	$ (2)
Financial assets, at fair value			$ 0